Average Annual Total Returns (Vanguard New Jersey Tax-Exempt Money Market Fund Retail)	Vanguard New Jersey Tax-Exempt Money Market Fund Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014	Other States Tax-Exempt Money Market Funds Average Vanguard New Jersey Tax-Exempt Money Market Fund Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014	Spliced New Jersey Tax-Exempt Money Market Funds Average Vanguard New Jersey Tax-Exempt Money Market Fund Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%	0.01%	0.01%
Five Years	0.04%	0.01%	none
Ten Years	1.18%	0.98%	0.95%